Property, Machinery and Equipment, Net - Disclosure of Net Change in Property, Machinery and Equipment (Parenthetical) (Detail) T in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) T	Dec. 31, 2017 MXN ($) T	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of assets through leased back			$ 1,777		$ 1,690
Reclassifications		$ (1,634)	(4,549)	$ (3,099)
Colombia [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual production capacity | T	1.1	1.1
Reduction in investment	$ 23	$ 483
Impairment loss recognized in other expenses, net	14	295
Other accounts payable	9				188
Investment in plant	340
Mexico [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets		343	281
United States [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets		223	317	451
Assets available for sale			1,386	537
Spain [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets		220		417
France [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets			165
United Kingdom [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets				584
Pacific Northwest Materials Business [member] | United States [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications		1,634
Concrete Pipe Business Segment [member] | United States [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications			2,747
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications		0	(86)
Construction in progress [member] | Colombia [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value of adjustment in investment property	$ 333	$ 6,543
Mobile equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of assets acquired through capital lease			$ 7	$ 63	$ 2,096